Retirement Benefits Retirement Benefits (Tables)	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Schedule of Defined Benefit Plans Disclosures [Table Text Block]
Obligations and Funded Status
Pension and other postretirement benefit liabilities are accrued on an actuarial basis during the years an employee provides services.
The following table contains information at the dates indicated about the obligations and funded status of pension and other postretirement plans on a combined basis:

	December 31, 2014			December 31, 2013
	Pension Benefits			Pension Benefits
	Funded Plans	Unfunded Plans	Other Postretirement Benefits	Funded Plans	Unfunded Plans	Other Postretirement Benefits
Change in benefit obligation:
Benefit obligation at beginning of period	$632	$61	$223	$1,117	$78	$296
Service cost	—	—	—	3	—	—
Interest cost	28	3	5	33	2	6
Amendments	—	—	1	—	—	2
Benefits paid, net	(45)	(9)	(28)	(99)	(16)	(26)
Actuarial (gain) loss and other	130	10	2	(74)	(3)	(14)
Settlements	(27)	—	—	(95)	—	—
Dispositions	—	—	—	(253)	—	(41)
Benefit obligation at end of period	$718	$65	$203	$632	$61	$223

Change in plan assets:
Fair value of plan assets at beginning of period	600	—	284	906	—	312
Return on plan assets and other	70	—	7	43	—	17
Employer contributions	—	—	9	—	—	8
Benefits paid, net	(45)	—	(28)	(99)	—	(26)
Settlements	(27)	—	—	(95)	—	—
Dispositions	—	—	—	(155)	—	(27)
Fair value of plan assets at end of period	$598	$—	$272	$600	$—	$284

Amount underfunded (overfunded) at end of period	$120	$65	$(69)	$32	$61	$(61)

Amounts recognized in the consolidated balance sheets consist of:
Non-current assets	$—	$—	$96	$—	$—	$86
Current liabilities	—	(9)	(2)	—	(9)	(2)
Non-current liabilities	(120)	(56)	(25)	(32)	(52)	(23)
	$(120)	$(65)	$69	$(32)	$(61)	$61

Amounts recognized in accumulated other comprehensive loss (pre-tax basis) consist of:
Net actuarial gain	$18	$7	$(21)	$(86)	$(4)	$(25)
Prior service cost	—	—	18	—	—	18
	$18	$7	$(3)	$(86)	$(4)	$(7)

Schedule of Accumulated and Projected Benefit Obligations [Table Text Block]
The following table summarizes information at the dates indicated for plans with an accumulated benefit obligation in excess of plan assets:

	December 31, 2014			December 31, 2013
	Pension Benefits			Pension Benefits
	Funded Plans	Unfunded Plans	Other Postretirement Benefits	Funded Plans	Unfunded Plans	Other Postretirement Benefits
Projected benefit obligation	$718	$65	N/A	$632	61	N/A
Accumulated benefit obligation	718	65	203	632	61	$223
Fair value of plan assets	598	—	272	600	—	284

Schedule of Benefit Obligations Assumptions [Table Text Block]
Assumptions
The weighted-average assumptions used in determining benefit obligations at the dates indicated are shown in the table below:

	December 31, 2014		December 31, 2013
	Pension Benefits	Other Postretirement Benefits	Pension Benefits	Other Postretirement Benefits
Discount rate	3.62%	2.24%	4.65%	2.33%
Rate of compensation increase	N/A	N/A	N/A	N/A

Schedule or Description of Weighted Average Discount Rate [Table Text Block]
The weighted-average assumptions used in determining net periodic benefit cost for the periods presented are shown in the table below:

	December 31, 2014		December 31, 2013
	Pension Benefits	Other Postretirement Benefits	Pension Benefits	Other Postretirement Benefits
Discount rate	4.65%	3.02%	3.50%	2.68%
Expected return on assets:
Tax exempt accounts	7.50%	7.00%	7.50%	6.95%
Taxable accounts	N/A	4.50%	N/A	4.42%
Rate of compensation increase	N/A	N/A	N/A	N/A

Schedule of Health Care Cost Trend Rates [Table Text Block]
The assumed health care cost trend rates used to measure the expected cost of benefits covered by Panhandle’s and Sunoco, Inc.’s other postretirement benefit plans are shown in the table below:

	December 31,
	2014	2013
Health care cost trend rate	7.09%	7.57%
Rate to which the cost trend is assumed to decline (the ultimate trend rate)	5.41%	5.42%
Year that the rate reaches the ultimate trend rate	2018	2018

Fair Value of Plan Assets [Table Text Block]
The fair value of the pension plan assets by asset category at the dates indicated is as follows:

		Fair Value Measurements at December 31, 2014 Using Fair Value Hierarchy
	Fair Value as of December 31, 2014	Level 1	Level 2	Level 3
Asset Category:
Cash and cash equivalents	$25	$25	$—	$—
Mutual funds (1)	110	—	110	—
Fixed income securities	463	—	463	—
Total	$598	$25	$573	$—

(1)	Comprised of 100% equities as of December 31, 2014.

		Fair Value Measurements at December 31, 2013 Using Fair Value Hierarchy
	Fair Value as of December 31, 2013	Level 1	Level 2	Level 3
Asset Category:
Cash and cash equivalents	$12	$12	$—	$—
Mutual funds (1)	368	—	281	87
Fixed income securities	220	—	220	—
Total	$600	$12	$501	$87

(1)	Primarily comprised of approximately 41% equities, 45% fixed income securities, and 14% in other investments as of December 31, 2013.
The fair value of the other postretirement plan assets by asset category at the dates indicated is as follows:

		Fair Value Measurements at December 31, 2014 Using Fair Value Hierarchy
	Fair Value as of December 31, 2014	Level 1	Level 2	Level 3
Asset Category:
Cash and Cash Equivalents	$9	$9	$—	$—
Mutual funds (1)	138	138	—	—
Fixed income securities	125	—	125	—
Total	$272	$147	$125	$—

(1)	Primarily comprised of approximately 53% equities, 41% fixed income securities, 6% cash as of December 31, 2014.

		Fair Value Measurements at December 31, 2013 Using Fair Value Hierarchy
	Fair Value as of December 31, 2013	Level 1	Level 2	Level 3
Asset Category:
Cash and Cash Equivalents	$10	$10	$—	$—
Mutual funds (1)	130	112	18	—
Fixed income securities	144	—	144	—
Total	$284	$122	$162	$—

(1)	Primarily comprised of approximately 41% equities, 48% fixed income securities, 6% cash, and 5% in other investments as of December 31, 2013.
The Level 1 plan assets are valued based on active market quotes.  The Level 2 plan assets are valued based on the net asset value per share (or its equivalent) of the investments, which was not determinable through publicly published sources but was calculated consistent with authoritative accounting guidelines.  See Note 2 for information related to the framework used to measure the fair value of its pension and other postretirement plan assets.

Schedule of Expected Benefit Payments [Table Text Block]
Benefit Payments
Panhandle’s and Sunoco, Inc.’s estimate of expected benefit payments, which reflect expected future service, as appropriate, in each of the next five years and in the aggregate for the five years thereafter are shown in the table below:

	Pension Benefits
Years	Funded Plans	Unfunded Plans	Other Postretirement Benefits (Gross, Before Medicare Part D)
2015	$717	$9	$28
2016	—	8	26
2017	—	7	25
2018	—	7	23
2019	—	6	22
2020 – 2024	—	23	65

Schedule of Net Benefit Costs [Table Text Block]
Components of Net Periodic Benefit Cost

	December 31, 2014		December 31, 2013
	Pension Benefits	Other Postretirement Benefits	Pension Benefits	Other Postretirement Benefits
Net Periodic Benefit Cost:
Service cost	$—	$—	$3	$—
Interest cost	31	5	35	6
Expected return on plan assets	(40)	(8)	(54)	(9)
Prior service cost amortization	—	1	—	1
Actuarial loss amortization	(1)	(1)	2	—
Settlements	(4)	—	(2)	—
	(14)	(3)	(16)	(2)
Regulatory adjustment(1)	—	—	5	—
Net periodic benefit cost	$(14)	$(3)	$(11)	$(2)

(1)
Southern Union, the predecessor of Panhandle, historically recovered certain qualified pension benefit plan and other postretirement benefit plan costs through rates charged to utility customers in its distribution operation.  Certain utility commissions require that the recovery of these costs be based on the Employee Retirement Income Security Act of 1974, as amended, or other utility commission specific guidelines.  The difference between these regulatory-based amounts and the periodic benefit cost calculated pursuant to GAAP is deferred as a regulatory asset or liability and amortized to expense over periods in which this difference will be recovered in rates, as promulgated by the applicable utility commission.